T. ROWE PRICE Global Growth Stock Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD) (1) 4,984 7,818
Total Argentina (Cost
$2,716
)
7,818
BRAZIL 1.6%
Common Stocks 1.6%
Magazine Luiza  1,681,849 6,652
Rede D'Or Sao Luiz  495,444 6,588
StoneCo, Class A (USD) (1) 91,053 5,358
XP, Class A (USD) (1) 192,028 7,885
Total Brazil (Cost
$19,459
)
26,483
CANADA 2.0%
Common Stocks 2.0%
Brookfield Asset Management, Class A (USD)  230,355 12,437
Shopify, Class A (USD) (1) 7,135 10,702
Sun Life Financial (USD)  166,023 8,638
Total Canada (Cost
$14,591
)
31,777
CAYMAN ISLANDS 0.4%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,115 (USD) (1)(2)(3) 377,026 2,658
2,658
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,291
(USD) (1)(2)(3) 26,185 4,131
4,131
Total Cayman Islands (Cost
$3,406
)
6,789
CHINA 6.1%
Common Stocks 5.0%
Alibaba Group Holding, ADR (USD) (1) 102,046 19,918
Alibaba Health Information Technology (HKD) (1) 2,294,000 3,575
China Resources Beer Holdings (HKD)  504,000 3,779

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
China Resources Mixc Lifestyle Services (HKD)  891,000 5,398
GDS Holdings, Class A (HKD) (1) 837,177 6,207
JD Health International (HKD) (1)(4) 516,250 5,554
JD.com, ADR (USD) (1) 83,735 5,935
KE Holdings, ADR (USD) (1) 122,926 2,703
Meituan, Class B (HKD) (1) 83,100 2,300
MINISO Group Holding, ADR (USD) (1) 182,094 3,076
Pinduoduo, ADR (USD) (1) 58,300 5,341
Tencent Holdings (HKD)  189,900 11,453
Wuxi Biologics Cayman (HKD) (1) 333,000 5,086
Yatsen Holding, ADR (USD) (1) 187,705 1,265
81,590
Common Stocks - China A Shares 1.1%
Glodon, A Shares (CNH)  489,700 4,793
Gree Electric Appliances of Zhuhai, A Shares (CNH)  804,780 5,923
NARI Technology, A Shares (CNH)  1,492,860 7,270
17,986
Total China (Cost
$97,331
)
99,576
DENMARK 0.9%
Common Stocks 0.9%
Chr Hansen Holding  49,737 4,473
Genmab, ADR (USD) (1) 86,633 3,904
Orsted  37,063 5,497
Total Denmark (Cost
$14,004
)
13,874
FRANCE 1.2%
Common Stocks 1.2%
EssilorLuxottica  37,929 7,160
Eurofins Scientific  96,345 11,524
Total France (Cost
$9,251
)
18,684
GERMANY 6.0%
Common Stocks 5.4%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 664
Delivery Hero (1) 80,089 11,973
Evotec (1) 466,493 19,343
flatexDEGIRO (1) 42,967 5,192
Infineon Technologies  217,915 8,328

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Shop Apotheke Europe (1)(4) 32,218 4,830
Siemens  59,080 9,218
Symrise  66,576 9,817
TeamViewer (1) 140,873 4,736
Zalando (1) 124,624 13,847
87,948
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21, Cost $1,732
(USD) (1)(2)(3) 4,683 1,732
1,732
Preferred Stocks 0.5%
Sartorius  12,340 7,464
7,464
Total Germany (Cost
$62,575
)
97,144
HONG KONG 0.6%
Common Stocks 0.6%
AIA Group  524,600 6,277
Galaxy Entertainment Group (1) 516,000 3,497
Total Hong Kong (Cost
$7,767
)
9,774
INDIA 4.9%
Common Stocks 4.5%
Axis Bank (1) 702,696 6,715
Britannia Industries  80,803 3,725
Godrej Consumer Products (1) 390,608 5,212
Havells India  384,962 6,076
HDFC Asset Management  72,863 2,801
HDFC Bank  326,281 6,273
HDFC Bank, ADR (USD)  84,760 5,981
Housing Development Finance  186,605 6,146
Kotak Mahindra Bank (1) 463,564 10,347
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $1,563 (USD) (1)(2)(3) 6,139 1,816
Pidilite Industries  178,610 5,493
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 2,627
United Spirits (1) 733,266 6,339
Zomato (1) 705,266 1,274

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Zomato, Lockup Shares (1) 1,048,125 1,799
72,624
Convertible Preferred Stocks 0.4%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344 (1)(2)(3) 1,977 6,326
6,326
Total India (Cost
$55,940
)
78,950
INDONESIA 1.1%
Common Stocks 1.1%
Bank Central Asia  3,283,100 6,778
Kalbe Farma  24,849,200 2,166
Sumber Alfaria Trijaya  75,899,000 7,082
Unilever Indonesia  7,440,200 2,173
Total Indonesia (Cost
$14,357
)
18,199
ITALY 0.3%
Common Stocks 0.3%
DiaSorin  24,881 5,050
Total Italy (Cost
$4,823
)
5,050
JAPAN 1.2%
Common Stocks 1.2%
Daiichi Sankyo  176,700 3,499
Keyence  12,300 6,851
Recruit Holdings  83,500 4,328
Sumitomo Metal Mining  102,100 4,138
Total Japan (Cost
$11,226
)
18,816
NETHERLANDS 1.8%
Common Stocks 1.8%
Adyen (1) 2,354 6,380
Argenx, ADR (USD) (1) 21,302 6,485
ASML Holding (USD)  11,929 9,146
Koninklijke DSM  34,027 6,859
Total Netherlands (Cost
$11,824
)
28,870

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
NIGERIA 0.1%
Common Stocks 0.1%
Nestle Nigeria  517,381 1,761
Total Nigeria (Cost
$1,876
)
1,761
PERU 0.4%
Common Stocks 0.4%
InRetail Peru (USD)  169,988 6,118
Total Peru (Cost
$3,658
)
6,118
PHILIPPINES 1.1%
Common Stocks 1.1%
Ayala Land  3,023,400 1,981
BDO Unibank  2,557,223 5,221
SM Investments  286,646 5,226
Universal Robina  2,226,830 5,647
Total Philippines (Cost
$18,969
)
18,075
SINGAPORE 0.8%
Common Stocks 0.8%
Sea, ADR (USD) (1) 48,470 13,385
Total Singapore (Cost
$543
)
13,385
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Naspers, N Shares  22,098 4,265
Total South Africa (Cost
$3,756
)
4,265
SOUTH KOREA 0.4%
Common Stocks 0.4%
Coupang (USD) (1)(4) 191,210 6,945
Total South Korea (Cost
$8,412
)
6,945

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.4%
Common Stocks 0.4%
Cellnex Telecom  90,432 5,898
Total Spain (Cost
$4,908
)
5,898
SWEDEN 0.9%
Common Stocks 0.9%
Assa Abloy, B Shares  228,911 7,343
Hexagon, B Shares  428,850 7,099
Total Sweden (Cost
$7,092
)
14,442
SWITZERLAND 1.9%
Common Stocks 1.9%
Julius Baer Group  68,075 4,493
Lonza Group  16,019 12,473
Partners Group Holding  4,655 7,952
Zurich Insurance Group  16,028 6,462
Total Switzerland (Cost
$19,305
)
31,380
TAIWAN 0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing, ADR (USD)  45,187 5,271
Total Taiwan (Cost
$5,541
)
5,271
TURKEY 0.3%
Common Stocks 0.3%
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 403,961 5,320
Total Turkey (Cost
$5,214
)
5,320
UNITED KINGDOM 7.4%
Common Stocks 7.4%
Ashtead Group  104,589 7,826
ASOS (1) 132,018 6,981
AstraZeneca, ADR (USD)  189,013 10,819
boohoo Group (1) 1,613,756 5,846

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Bridgepoint Group (1) 727,857 4,907
Derwent London  101,417 5,114
Experian  317,756 13,989
Farfetch, Class A (USD) (1) 172,153 8,628
Greggs (1) 76,964 2,949
Hargreaves Lansdown  122,837 2,786
HomeServe  257,470 3,341
London Stock Exchange Group  97,453 10,162
Mondi  89,958 2,494
Next (1) 32,989 3,614
Ocado Group (1) 225,611 5,813
Rentokil Initial  1,017,698 8,017
Smith & Nephew  81,635 1,666
THG (1) 972,992 7,922
Unilever  115,658 6,656
Total United Kingdom (Cost
$92,253
)
119,530
UNITED STATES 55.9%
Common Stocks 52.6%
Agilent Technologies  41,247 6,320
Albemarle  23,523 4,847
Alphabet, Class C (1) 16,386 44,315
Altimeter Growth SPAC / Grab Holdings PIPE (1)(5) 1,067,832 10,264
Amazon.com (1) 13,906 46,274
American Campus Communities, REIT  78,252 3,937
Amphenol, Class A  88,200 6,394
Apple  124,100 18,101
Atlassian, Class A (1) 32,342 10,515
Avalara (1) 36,360 6,078
AvalonBay Communities, REIT  37,733 8,597
Bill.com Holdings (1) 33,633 6,956
Bright Health Group (1) 74,363 824
Charles Schwab  247,992 16,851
Chubb  52,492 8,858
Cigna  46,584 10,691
Citrix Systems  23,546 2,372
CoStar Group (1) 51,120 4,542
Coupa Software (1) 28,392 6,161
Crowdstrike Holdings, Class A (1) 21,396 5,426
Danaher  58,505 17,405
Datadog, Class A (1) 51,864 5,741
DocuSign (1) 30,975 9,232
DoorDash, Class A (1) 18,755 3,269
Doximity, Class A (1) 53,877 3,335

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Eli Lilly  47,895 11,662
EPAM Systems (1) 7,364 4,122
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,620 (1)(2)(3) 7,370 6,522
Estee Lauder, Class A  18,625 6,218
Etsy (1) 53,829 9,878
Facebook, Class A (1) 76,970 27,424
FedEx  48,446 13,562
Fiserv (1) 111,641 12,851
Fortinet (1) 23,301 6,343
General Electric  890,768 11,535
Global Payments  60,885 11,776
Goldman Sachs Group  42,103 15,784
IDEX  26,091 5,915
Incyte (1) 41,734 3,228
International Paper  84,695 4,892
Intuit  27,240 14,436
Intuitive Surgical (1) 9,259 9,180
KKR  210,352 13,412
Linde  37,261 11,454
Live Nation Entertainment (1) 69,200 5,459
Manhattan Associates (1) 36,000 5,747
MarketAxess Holdings  17,038 8,096
Marsh & McLennan  55,907 8,231
Microsoft  55,905 15,928
MongoDB (1) 16,062 5,765
Morgan Stanley  142,544 13,681
Netflix (1) 14,475 7,492
NextEra Energy  192,523 14,998
NVIDIA  12,980 2,531
Okta (1) 27,830 6,896
Packaging Corp. of America  45,857 6,489
Paycom Software (1) 11,227 4,491
PayPal Holdings (1) 10,308 2,840
Peloton Interactive, Class A (1) 74,227 8,763
Pinterest, Class A (1) 103,100 6,073
Quidel (1) 50,272 7,112
Reinvent Technology Partners SPAC / Aurora PIPE (1)(5) 48,800 435
Roper Technologies  38,877 19,102
salesforce.com (1) 48,810 11,809
Sempra Energy  77,691 10,150
ServiceNow (1) 15,713 9,238
Signature Bank  33,131 7,520
Snap, Class A (1) 139,602 10,389
Snowflake, Class A (1) 26,032 6,917

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 1,319
Stryker  29,589 8,017
Synopsys (1) 19,129 5,509
Teladoc Health (1) 10,780 1,600
Teledyne Technologies (1) 20,434 9,252
Tesla (1) 8,571 5,890
Thermo Fisher Scientific  19,189 10,362
Tradeweb Markets, Class A  63,267 5,487
Trimble (1) 57,838 4,945
UiPath, Class A, Acquisition Date: 4/26/19 - 2/2/21,
Cost $2,436 (1)(3) 97,478 5,793
UiPath, Class A (1)(4) 37,295 2,333
UnitedHealth Group  20,884 8,609
Veeva Systems, Class A (1) 25,440 8,464
Vertex Pharmaceuticals (1) 30,134 6,074
Visa, Class A  69,957 17,237
Walt Disney (1) 16,100 2,834
Waste Connections  115,086 14,580
Wayfair, Class A (1)(4) 28,569 6,895
Wells Fargo  374,202 17,191
Welltower, REIT  103,843 9,020
Weyerhaeuser, REIT  71,264 2,404
Workday, Class A (1) 25,684 6,020
Zendesk (1) 14,222 1,856
Zoom Video Communications, Class A (1) 46,200 17,468
852,810
Convertible Preferred Stocks 3.3%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $605 (1)(3) 65,500 1,267
Magic Leap, Series D, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 42,712 26
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 5,135
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 799
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 4,001
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $5,756 (1)(2)(3) 371,582 26,393
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $3,561 (1)(2)(3) 96,627 6,863
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)(3) 20,496 846
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163 (1)(2)
(3) 10,605 4,454
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 2,763

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)(2)
(3) 2,283 209
52,756
Total United States (Cost
$549,016
)
905,566
URUGUAY 0.2%
Common Stocks 0.2%
Dlocal (USD) (1) 75,370 3,402
Total Uruguay (Cost
$1,890
)
3,402
VIETNAM 1.2%
Common Stocks 1.2%
Masan Group  2,174,975 12,707
Military Commercial Joint Stock Bank (1) 5,323,402 6,706
Total Vietnam (Cost
$10,099
)
19,413
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.04% (6)(7) 8,484,685 8,485
Total Short-Term Investments (Cost $8,485) 8,485
SECURITIES LENDING COLLATERAL
0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Short-Term Funds 0.8%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 1,266,115 12,661
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 12,661
Total Securities Lending Collateral (Cost $12,661) 12,661
Total Investments in Securities 101.5%
(Cost $1,082,948) $ 1,643,721
Other Assets Less Liabilities (1.5)% (23,666)
Net Assets 100.0% $ 1,620,055

T. ROWE PRICE Global Growth Stock Fund

.
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.
.
.
.
.
.
.
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $86,344 and represents 5.3% of net assets.
(4) All or a portion of this security is on loan at July 31, 2021.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
July 31, 2021, was $11,166 and was valued at $10,699 (0.7% of net assets).
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 2
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 2 +
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 6,981 ¤ ¤ $ 8,485
T. Rowe Price Short-Term Fund,
0.07% 30,371 ¤ ¤ 12,661
Total $ 21,146 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,146.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Growth Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Growth Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31,
2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2021, totaled $30,641,000 for the period ended July 31, 2021.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 998,839 $ 535,721 $ 15,606 $ 1,550,166
Convertible Preferred Stocks — 1,267 63,678 64,945
Preferred Stocks — 7,464 — 7,464
Short-Term Investments 8,485 — — 8,485
Securities Lending Collateral 12,661 — — 12,661
Total $ 1,019,985 $ 544,452 $ 79,284 $ 1,643,721
($000s)
Beginning
Balance
10/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
7/31/21
Investment
in
Securities
Common
Stocks $ 5,389 $ 2,698 $ 3,628 $ — $ 3,891 $ — $ 15,606
Convertible
Preferred
Stocks 20,124 27,575 17,491 (907) — (605) 63,678
Total $ 25,513 $ 30,273 $ 21,119 $ (907) $ 3,891 $ (605) $ 79,284

T. ROWE PRICE Global Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 15,606 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of return 15% 15% Increase
Market
comparable
Enterprise
value to sales
multiple
21.4x
– 30.2x
25.8x Increase
Sales growth
rate
32% 32% Increase
Segment-
based price-
to-earnings
multiple
11.5x
– 36.4x
23.5x Increase
Whole
company
price-to-
earnings
multiple
21.3x 21.3x Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 63,678 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F174-054Q3 07/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
5.2x
– 8.1x
6.7x Increase
Sales growth
rate
32%
- 38%
35% Increase
Discount
for lack of
marketability
10% 10% Decrease